Share-based payments, Exercise prices and weighted average remaining contractual life (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of exercisable [Abstract]
Number of options	£ 33,400	£ 11,950	£ 0
Growth share plan [Member] | Range one [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 170.00
Number of options	£ 43,631
Weighted average remaining contractual life	7 years 3 months 18 days
Growth share plan [Member] | Range two [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 64.00
Number of options	£ 19,260
Weighted average remaining contractual life	9 years 4 months 24 days
Growth share plan [Member] | Range three [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Number of options	£ 0
Growth share plan [Member] | Range four [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Number of options	£ 0
Growth Share Plan, Apr-20 [Member]
Summary of exercisable [Abstract]
Exercise price (in pounds per share)	£ 0
Growth Share Plan, Apr-20 [Member] | Bottom of Range [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 64.00
Number of options	£ 2.12
Growth Share Plan, Apr-20 [Member] | Top of Range [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 170.00
Number of options	£ 7.05
Growth Share Plan, Apr-17 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 170.00
Number of options	£ 58.55
Exercise price (in pounds per share)	£ 0
Share option plan [Member] | Range one [Member]
Summary of exercisable [Abstract]
Number of options	£ 91,994
Weighted average remaining contractual life	4 years 8 months 12 days
Exercise price (in pounds per share)	£ 43.37
Share option plan [Member] | Range two [Member]
Summary of exercisable [Abstract]
Number of options	£ 3,309
Weighted average remaining contractual life	5 years
Exercise price (in pounds per share)	£ 120.87
Share option plan [Member] | Range three [Member]
Summary of exercisable [Abstract]
Number of options	£ 11,481
Weighted average remaining contractual life	6 years 3 months 18 days
Exercise price (in pounds per share)	£ 150.00
Share option plan [Member] | Range four [Member]
Summary of exercisable [Abstract]
Number of options	£ 803,488
Weighted average remaining contractual life	9 years 6 months
Exercise price (in pounds per share)	£ 64.00
Share option plan, Nov-20 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Number of options	£ 35.00
Exercise price (in pounds per share)	£ 64.00
Share option plan, Oct-20 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Number of options	£ 35.16
Exercise price (in pounds per share)	£ 64.00
Share option plan, Jun-20 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	0
Exercise price (in pounds per share)	£ 64.00
Share option plan, Jun-20 [Member] | Bottom of Range [Member]
Summary of exercisable [Abstract]
Number of options	£ 34.30
Share option plan, Jun-20 [Member] | Top of Range [Member]
Summary of exercisable [Abstract]
Number of options	£ 34.32
Share option plan, Apr-20 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Number of options	£ 32.394
Exercise price (in pounds per share)	£ 64.00
Share option plan, May-19 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Number of options	£ 11.95
Exercise price (in pounds per share)	£ 150.00
Share option plan, Apr-17 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Number of options	£ 80.63
Exercise price (in pounds per share)	£ 150.00
Share option plan, 2016 [Member]
Summary of exercisable [Abstract]
Hurdle rate (in pounds per share)	£ 0
Share option plan, 2016 [Member] | Bottom of Range [Member]
Summary of exercisable [Abstract]
Number of options	£ 77.16
Exercise price (in pounds per share)	£ 43.37
Share option plan, 2016 [Member] | Top of Range [Member]
Summary of exercisable [Abstract]
Number of options	£ 107.94
Exercise price (in pounds per share)	£ 150.00